ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Components of accrued expenses and other current liabilities

	As of December 31,
	2020	2021
Salary and welfare payable	29,862	31,539
Accrued expenses	9,534	9,511
Payables for purchase of property, plant and equipment	2,416	1,372
Payables for purchase of educational merchandise	4,351	4,841
Other tax payable	294	684
Acquisition consideration payable	613	628
Others	7,336	7,067
	54,406	55,642